Employee benefits	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee benefits	Employee benefits
Defined benefit obligations

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Allowance for retirement defined benefit	3,713	2,544	2,184
Allowance for seniority awards	463	432	366
Total Defined benefit obligations	4,177	2,975	2,550
French law requires payment of a lump sum retirement indemnity to employees based on years of service, the rights guaranteed by the collective agreements and annual compensation at retirement. Benefits do not vest prior to retirement. The Company pays for this defined benefit plan. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final. As a reminder, in April 2021, the IFRIC ( or "IFRS Interpretations Committee") sent a proposal to the IAS Board (International Accounting Standards Board) to change the way in which the liabilities for certain defined benefit plans are calculated. The IAS Board endorsed this position in June 2021. The impacts of this change in valuation method are detailed below.
On March 24, 2016, the Company entered into an internal labor agreement with the employees representatives whereby the Company is committed to paying a seniority award after 15 years and 20 years of employment. This award is paid on the anniversary date. A similar award existed for employees having a seniority of 10 years but was not booked due to its insignificant amount. As such, in 2016 the Company recorded a provision for seniority awards and a corresponding charge included in “Personnel costs other than share-based payments” (see Note 14) other than payments in shares. These awards meet the definition of other long-term benefits under IAS 19. This provision is determined by an external actuary firm based on the assumptions disclosed hereafter and amounts to €366 thousand as of December 31, 2022 (€432 thousand as of December 31, 2021).

The main actuarial assumptions used to evaluate retirement benefits are the following:

	Year ended December 31,
	2020	2021	2022
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	0.50%	0.95%	3.75%
Annual rate of increase in wages	3.00%	3.00%	4.00%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	2.6%	4.2%	4.3%
Rate of contributions	45.17%	48.39%	47.07%
Rate of wages costs	22.06%	24.18%	23.46%
Age at retirement
- Executives	64 years	64 years	64 years
- Non executives	62 years	62 years	62 years
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	6.0%	12.0%	12.0%
25-29 years	5.0%	9.0%	10.0%
30-34 years	3.7%	7.0%	7.0%
35-39 years	3.0%	4.5%	5.0%
40-44 years	2.0%	3.0%	3.0%
45-49 years	1.0%	1.5%	1.5%
+50 years	0%	0%	0%
Changes in the projected benefit obligation for the periods presented were as follows (in thousands of euro):

As of January 1, 2020	3,760
Service cost	252
Interest costs	(35)
Actuarial loss	200
As of December 31, 2020	4,177
IAS19 Restatement related to the change in calculation method - IFRIC (1)	(1,054)
Service cost	484
Interest costs	(47)

Actuarial gain	(584)
As of December 31, 2021	2,976
Service cost	427
Interest costs	(62)
Actuarial loss	(790)
As of December 31, 2022	2,550
(1) In its April 2021 Update, the IFRS IC published a final agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement; (ii) capped at a specified number of years of service; and (iii) linked to the employee's length of service at the date of retirement. In that decision, the IFRS IC took the view that the obligation should be recognized only over the years of service preceding the date of retirement in respect of which the employee generates entitlement to the benefit. The application of this decision has led to a change in accounting method, the effects of which should be taken into account retrospectively in accordance with IAS 8. However, as the Company considers the impact of this change of method on defined benefit obligation and the income statement to be insignificant, these impacts have not been restated for years prior to January 1, 2021. The effects of this change of method are therefore taken into account retrospectively as of January 1, 2021 in respect of 2020's and prior years defined benefit obligation. The adjustment at that date corresponds to a reduction in the 2020 commitments in the amount of €1,054 thousand. This reversal has been offset against previous reserves and retained earnings.
There is no asset covering the defined benefit obligations.
An increase/decrease of +/- 50 basis point of the discount rate would result in a decrease/increase of the total benefit obligation of €174 thousand.
The amounts recognized as an expense linked to defined contributions plans amounted to €1,420 thousand, €1,434 thousand and €1,432 thousand in the years ended December 31, 2020, 2021 and 2022, respectively.